LEASES - Summary of Company Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Leases, Cash paid for amounts included in the measurement of operating lease liabilities	$ 90,340	$ 85,967	$ 78,865
Operating Leases, Right-of-use assets obtained in exchange for operating lease obligations	31,956	28,211	58,497
Finance Leases, Cash paid for amounts included in the measurement of finance lease liabilities	5,883	0	0
Finance Leases, Right-of-use assets obtained in exchange for new finance lease obligations	$ 257,359	$ 0	$ 0
Operating Leases, Weighted average remaining lease term (in years)	5 years 3 months 18 days	6 years 1 month 6 days
Operating Leases, Weighted average discount rate	6.80%	6.70%
Finance Leases, Weighted average remaining lease term (in years)	25 years 2 months 12 days	0 years
Finance Leases, Weighted average discount rate	8.10%	0.00%